Financial Liabilities and Derivatives (Tables)	6 Months Ended
Jun. 30, 2022
Financial Liabilities and Derivatives [Abstract]
Schedule of Fair Value of the Warrants
The following assumptions were used to calculate the fair value of the warrants:

Assumptions	June 30, 2022
Expected volatility	64.8%
Expected term (in years)	6.7
Risk-free interest rate	2.3%
Dividiend yield	0.0%